Long-term Debt and Credit Agreements (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Principal Outstanding And Carrying Amount of Long term Debt
The principal outstanding and carrying amounts of our long-term debt as of March 31, 2023 and December 31, 2022 are as follows:

	Due	Interest Rate	March 31, 2023	December 31, 2022
Dollar Term Facility	4/30/2028	LIBOR plus 325 bps	$704	$706
Euro Term Facility	4/30/2028	EURIBOR plus 350 bps	489	480
Total principal outstanding			1,193	1,186
Less: unamortized deferred financing costs			(29)	(31)
Less: current portion of long-term debt			(7)	(7)
Total long-term debt			$1,157	$1,148